Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge, gain (loss)	$ 6,442	$ 6,204	$ 10,087	$ 3,764
Amortization of cash flow hedge	(8)	(8)	(16)	(16)
Amount reclassified from AOCI	5,733	(1,642)	3,559	(2,945)
OCI attributable to shareholders of APUC	$ 12,167	$ 4,554	$ 13,630	$ 803